Other disclosures (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Disclosures
Guarantees and other sureties	R$ 55,292,666	R$ 60,657,334
Financial guarantees	21,812,379	33,246,872
Performance guarantees	3,145,657	1,903,656
Financial letters of credit	30,317,862	25,485,782
Other	16,768	21,024
Other contingent exposures	3,624,677	3,730,419
Documentary Credits	3,624,677	3,730,419
Total Contingent Liabilities	58,917,343	64,387,753
Commitments
Loan commitments drawable by third parties (1)	235,479,099	205,309,683
Total Commitments	235,479,099	205,309,683
Total	R$ 294,396,442	R$ 269,697,436